Discontinued UK and Europe operations held for distribution - Assumption changes (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Shareholder-backed | UK & Europe Operations (M&G Prudential) | Annuitant mortality assumptions
Discontinued UK and Europe operations held for distribution
Net effect of changes to assumptions	£ 127	£ 0